Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 133,801	$ 145,119
Deferred television costs			116,454
Other current assets	99,141	85,150	625
Inventory	227,012
Total current assets	459,954	230,269	117,079
Fixed assets, net	407,833	29,128	41,128
Construction in progress	314,146	239,220
Total Assets	1,181,933	498,617	158,207
Current liabilities:
Checks drawn in excess of available funds			2,154
Accounts payable	637,177	298,861	344,407
Accrued expenses	417,108	293,418	332,235
Deferred revenues	2,500		135,000
Deferred rent obligations	26,325	15,656	2,148
Settlements payable		70,000
Convertible debentures, net of discounts of $192,961 at September 30, 2017; $241,634 and $287,802 at December 31, 2016 and 2015, respectively	77,039	58,366	384,138
Short term debt, net of discounts of $284,216 at September 30, 2017; $60 and $-0- at December 31, 2016 and 2015, respectively	554,784	142,940	8,500
Derivative liabilities	1,582,282	482,674	1,038,504
Total current liabilities	3,297,215	1,361,915	2,247,086
Long term debt, net of discounts of $538,972 at September 30, 2017; $885,271 and $-0- at December 31, 2016 and 2015, respectively	386,028	39,729
Total Liabilities	3,683,243	1,401,644	2,247,086
Stockholders' (Deficit):
Common stock, $0.001 par value, 1,200,000,000 and 600,000,000 shares authorized; 568,209,58,524,394,239 and 351,827,400 shares issued and outstanding at September 30, 2017,December 31, 2016 and 2015, respectively	568,210	524,394	351,827
Additional paid-in capital	32,610,699	29,463,343	26,703,900
Subscriptions payable, consisting of 8,258,117 at September 30, 2017; 1,000,000 and -0- shares at,December 31, 2016 and 2015, respectively	828,875	11,400
Accumulated (deficit)	(36,151,435)	(30,639,417)	(28,937,607)
Total Players Network's Stockholders' (Deficit)	(2,129,651)	(626,280)	(1,874,130)
Noncontrolling Interest	(371,659)	(276,747)	(214,749)
Total Stockholders' (Deficit)	(2,501,310)	(903,027)	(2,088,879)
Total Liabilities and Stockholders' (Deficit)	1,181,933	498,617	158,207
Series A Preferred Stock [Member]
Stockholders' (Deficit):
Preferred stock, value	2,000	2,000	2,000
Series C Preferred Stock [Member]
Stockholders' (Deficit):
Preferred stock, value	$ 12,000	$ 12,000	$ 5,750